DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2014
Impact from Foreign Exchange Derivative Instruments Designated in Cash Flow Hedging Relationships

The impact from foreign exchange derivative instruments designated in cash flow hedging relationships were as follows:

Years Ended December 31,	2014	2013
Gain recorded in other comprehensive loss	$384	—
Gain reclassified from accumulated other comprehensive loss into earnings	—	—

Fair Value of Derivative Instruments Included in Other Current Assets in Consolidated Balance Sheets

The following table summarizes the fair value of derivative instruments, which consist solely of foreign currency forward contracts, included in other current assets in our consolidated balance sheets. See Note 14.

	Asset Derivatives		Liability Derivatives
December 31,	2014	2013	2014	2013
Derivatives designated as hedging instruments	$384	—	—	—
Derivatives not designated as hedging instruments	260	118	—	—

Total derivative instruments	$644	$118	—	—